Share-Based Compensation - Summary Of Share Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses
Share-Based Compensation
Allocated share based compensation	¥ 0	¥ 495	¥ 19,762